Expense Example, No Redemption - PGIM Jennison Mid-Cap Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	649	860	1,087	1,740	182	563	970	1,905	126	446	790	1,758	72	224	390	871	110	501	916	2,076	85	381	698	1,599	60	189	329	738